Expenses	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Expenses

NOTE 5. EXPENSES

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Loss before income tax includes the following specific expenses:
Research & Development and Intellectual Property
Research and development	15,756,727	8,972,321	6,991,151
Intellectual property management	834,474	1,017,509	534,593

Total Research & Development and Intellectual Property	16,591,201	9,989,830	7,525,744

Corporate administrative expenses
Auditor’s remuneration	297,028	258,570	234,250
Directors fee and employee expenses	1,578,583	1,703,671	1,103,512
Employee share-based payment expenses	1,581,987	2,263,843	862,227
US warrants transaction costs	236,887	493,487	—
Administrative expenses	2,671,676	2,522,490	2,146,963

Total corporate administrative expenses	6,366,161	7,242,061	4,346,952

Depreciation
Plant and equipment	4,024	1,917	3,680
Computers	10,206	7,814	8,867
Furniture and fittings	1,269	893	1,394

Total depreciation	15,499	10,624	13,941

Amortization
Patents	—	—	—
Intellectual property	1,863,652	1,798,305	1,687,674

Total amortization	1,863,652	1,798,305	1,687,674

Total depreciation and amortization	1,879,151	1,808,929	1,701,615

Net change in fair value of convertible note liability	996,875	866,848	751,816

Net change in fair value of warrants	(961,176)	189,983	—